Investments in Equity Investees - Capital Commitments (Details) - Capital commitments $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,259
SHPL
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 376